Significant accounting policies - Revenue from Contracts with Customers (Details) ₨ in Thousands, $ in Thousands	Apr. 01, 2018 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Current assets
Trade and other receivables		$ 71,158	₨ 4,921,270	₨ 3,976,751
Prepayments and other assets		13,012	899,908	977,822
Current liabilities
Trade and other payables		76,127	5,264,949	5,049,630
Other current liabilities		15,448	1,068,377	1,245,947
Equity
Accumulated deficit		$ (249,514)	₨ (17,256,409)	(16,002,266)
Previously stated
Current assets
Trade and other receivables				3,976,751
Prepayments and other assets				977,822
Current liabilities
Trade and other payables				5,049,630
Other current liabilities				1,245,947
Equity
Accumulated deficit				(16,002,266)
Adjustments
Revenue
Reduction in revenue due to changes in marketing expenses and sales promotion expenses	₨ 3,571,451
Reduction in revenue due to changes in marketing revenue and other adjustments	38,110
Current assets
Trade and other receivables				18,742
Prepayments and other assets				160
Current liabilities
Trade and other payables				2,919
Other current liabilities				54,094
Equity
Accumulated deficit				₨ (38,110)
Adjustments | Marketing revenue
Revenue
Reduction in revenue due to changes in marketing revenue and other adjustments	21,598
Adjustments | Other
Revenue
Reduction in revenue due to changes in marketing revenue and other adjustments	16,512
Restated
Current assets
Trade and other receivables	3,995,493
Prepayments and other assets	977,982
Current liabilities
Trade and other payables	5,052,549
Other current liabilities	1,300,041
Equity
Accumulated deficit	₨ (16,040,376)